Trading assets - Summary of trading assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets	$ 2,471,203	$ 2,433,785
Trading assets
Disclosure of financial assets [line items]
Financial assets	238,130	287,995
Trading securities
Disclosure of financial assets [line items]
Financial assets	177,234
Trading securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	214,109	224,278
Treasury and other eligible bills | Trading assets
Disclosure of financial assets [line items]
Financial assets	22,674	17,532
Debt securities
Disclosure of financial assets [line items]
Financial assets	62,666	52,919
Debt securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	130,539	107,486
Equity securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	60,896	99,260
Loans and advances to banks
Disclosure of financial assets [line items]
Financial assets	72,167	90,393
Loans and advances to banks | Trading assets
Disclosure of financial assets [line items]
Financial assets	10,425	26,057
Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets	981,696	962,964
Loans and advances to customers | Trading assets
Disclosure of financial assets [line items]
Financial assets	$ 13,596	$ 37,660